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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 28
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 -------------------------------------
                 Carmel, CA  93923
                 -------------------------------------

                 -------------------------------------

Form 13F File Number:    28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      5/12/06
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

           28-4792                Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  33
                                        --------------------

Form 13F Information Table Value Total: $215473
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

                 28-4792                    Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  --------  --------  ---------------------
                                                           VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Andrx Group                         COM        034553107      8267    348222               348222    NONE    196900  151322
Barnes Group Inc.                   COM        067806109      5783    142800               142800             93500   49300
Brady Corporation                   COM        104674106      8061    215200               215200            106600  108600
Casey's General Stores, Inc.        COM        147528103      5421    237040               237040            124700  112340
Colonial BancGroup Inc.             COM        195493309      8111    324450               324450            188600  135850
Doral Financial Corporation         COM        25811P100      1076     93141                93141             44525   48616
ElkCorp                             COM        287456107      2113     62600                62600             33950   28650
Epicor Software Corp                COM        29426L108      5102    379873               379873            227800  152073
Federated Investors Inc.            COM        314211103      9219    236075               236075             85500  150575
FTI Consulting                      COM        302941109      9199    322425               322425            160200  162225
Graco Inc.                          COM        384109104      7405    163000               163000             85400   77600
Headwaters Inc.                     COM        42210P102      3661     92000                92000             43400   48600
Holly Corporation                   COM        435758305      7054     95175                95175             57850   37325
Jacobs Engineering Group            COM        469814107     11205    129175               129175             74000   55175
JB Hunt Transport Services          COM        445658107      7479    347200               347200            122800  224400
Kirby Corporation                   COM        497266106     12730    186900               186900             91400   95500
Korn/Ferry International            COM        500643200      7567    371100               371100            205700  165400
Mercury General Corp.               COM        589400100      2715     49450                49450             26250   23200
Natural Resource Partnership        MLP        63900P103      2378     45050                45050             10200   34850
Newfield Exploration                COM        651290108      9245    220650               220650            103300  117350
Nuveen Investments Inc.             CLA        67090F106      7071    146850               146850             75300   71550
Pacer International Inc.            COM        69373H106      2222     68000                68000             68000       0
Platinum Underwriters               COM        G7127P100      8122    279125               279125            162000  117125
Remington Oil & Gas Corp.           COM        759594302     11622    268900               268900            137625  131275
Royal Gold Inc.                     COM        780287108      1086     30000                30000             30000       0
RPC Inc.                            COM        749660106      7678    336007               336007            166625  169382
Steiner Leisure Ltd.                COM        8744Y1024      3179     78500                78500             78500       0

                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  --------  --------  ---------------------
                                                           VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Service             COM        868157108     10319    385200               385200    NONE    194100  191100
Tetra Technologies Inc.             COM        88162F105     13567    288425               288425            139700  148725
West Corporation                    COM        952355105      7079    158500               158500             87300   71200
Western Refining, Inc.              COM        959319104      8112    375200               375200            184000  191200
World Fuel Services Corp.           COM        981475106      1625     40175                40175             22000   18175